Material Accounting Policies - Going concern (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Material Accounting Policies
Current assets	$ 38,273	$ 60,244
Current liabilities	84,258	80,349
Working capital position	(45,985)
Unearned revenue	$ 23,996	$ 28,469